Schedule of Investments(a)
May 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–65.17%
Aerospace & Defense–3.84%
General Dynamics Corp.	790,389	$150,102,775
Raytheon Technologies Corp.	2,413,686	214,118,085
Textron, Inc.	2,211,104	151,394,291
		515,615,151
Apparel Retail–1.04%
TJX Cos., Inc. (The)	2,056,018	138,863,456
Automobile Manufacturers–2.54%
General Motors Co.(b)	5,754,696	341,311,020
Building Products–1.62%
Johnson Controls International PLC	3,268,580	217,491,313
Cable & Satellite–1.69%
Charter Communications, Inc., Class A(b)	167,537	116,359,473
Comcast Corp., Class A	1,935,815	110,999,632
		227,359,105
Commodity Chemicals–0.69%
Dow, Inc.	1,344,697	92,004,169
Construction & Engineering–0.66%
Quanta Services, Inc.	933,657	89,024,195
Consumer Finance–0.97%
American Express Co.	814,125	130,365,836
Data Processing & Outsourced Services–0.58%
Fiserv, Inc.(b)	680,118	78,349,594
Diversified Banks–4.86%
Bank of America Corp.	7,937,277	336,461,172
Wells Fargo & Co.	6,760,345	315,843,318
		652,304,490
Electric Utilities–1.63%
Duke Energy Corp.	569,757	57,101,047
Exelon Corp.	1,689,626	76,235,925
FirstEnergy Corp.	2,232,688	84,641,202
		217,978,174
Electrical Components & Equipment–0.61%
Emerson Electric Co.	861,109	82,399,520
Electronic Components–0.64%
Corning, Inc.	1,961,109	85,563,186
Electronic Manufacturing Services–0.66%
TE Connectivity Ltd.	650,161	88,213,844
Fertilizers & Agricultural Chemicals–1.46%
Corteva, Inc.	3,112,336	141,611,288
Nutrien Ltd. (Canada)	865,661	53,800,831
		195,412,119
Shares		Value
Food Distributors–1.52%
Sysco Corp.	1,392,003	$112,752,243
US Foods Holding Corp.(b)	2,330,581	90,752,824
		203,505,067
Gold–0.21%
Barrick Gold Corp. (Canada)	1,186,396	28,568,416
Health Care Distributors–0.76%
McKesson Corp.	529,179	101,808,748
Health Care Equipment–1.57%
Medtronic PLC	1,115,095	141,159,876
Zimmer Biomet Holdings, Inc.	408,606	68,780,648
		209,940,524
Health Care Facilities–0.48%
Universal Health Services, Inc., Class B	400,952	64,003,968
Health Care Services–1.75%
Cigna Corp.	529,335	137,018,365
CVS Health Corp.	1,130,853	97,750,933
		234,769,298
Health Care Supplies–0.35%
Alcon, Inc. (Switzerland)	668,373	46,603,437
Home Improvement Retail–0.71%
Kingfisher PLC (United Kingdom)(b)	18,608,727	95,037,720
Hotels, Resorts & Cruise Lines–0.96%
Booking Holdings, Inc.(b)	54,624	128,997,307
Human Resource & Employment Services–0.43%
Adecco Group AG (Switzerland)	826,370	57,285,502
Insurance Brokers–0.56%
Willis Towers Watson PLC	285,952	74,736,415
Integrated Oil & Gas–0.90%
Chevron Corp.	1,165,740	120,992,155
Investment Banking & Brokerage–4.27%
Charles Schwab Corp. (The)	1,638,053	120,970,214
Goldman Sachs Group, Inc. (The)	616,043	229,180,317
Morgan Stanley	2,446,557	222,514,359
		572,664,890
IT Consulting & Other Services–1.64%
Cognizant Technology Solutions Corp., Class A	3,075,729	220,099,167
Managed Health Care–0.85%
Anthem, Inc.	284,735	113,387,172
Movies & Entertainment–1.81%
Netflix, Inc.(b)	127,571	64,143,974
Walt Disney Co. (The)(b)	996,249	177,979,884
		242,123,858

See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Shares		Value
Multi-line Insurance–1.64%
American International Group, Inc.	4,155,736	$219,589,090
Oil & Gas Exploration & Production–3.02%
Canadian Natural Resources Ltd. (Canada)	2,238,250	77,538,813
ConocoPhillips	2,469,964	137,675,793
Devon Energy Corp.	3,703,516	98,365,385
Pioneer Natural Resources Co.	605,167	92,100,366
		405,680,357
Other Diversified Financial Services–0.68%
Voya Financial, Inc.	1,399,458	91,692,488
Pharmaceuticals–3.41%
Bristol-Myers Squibb Co.	1,938,190	127,377,847
GlaxoSmithKline PLC (United Kingdom)	3,646,847	69,677,267
Johnson & Johnson	406,270	68,761,198
Pfizer, Inc.	1,639,999	63,517,161
Sanofi (France)	1,196,189	128,220,998
		457,554,471
Railroads–1.41%
CSX Corp.	1,893,139	189,541,077
Real Estate Services–1.65%
CBRE Group, Inc., Class A(b)	2,524,912	221,636,775
Regional Banks–4.17%
Citizens Financial Group, Inc.	4,247,007	211,925,649
PNC Financial Services Group, Inc. (The)	889,714	173,209,521
Truist Financial Corp.	2,816,970	174,032,407
		559,167,577
Semiconductors–3.41%
Intel Corp.	2,879,863	164,497,775
Micron Technology, Inc.(b)	883,490	74,336,849
NXP Semiconductors N.V. (China)	544,220	115,058,992
QUALCOMM, Inc.	767,436	103,250,839
		457,144,455
Specialty Chemicals–0.52%
Axalta Coating Systems Ltd.(b)	2,131,996	69,161,950
Systems Software–1.02%
Oracle Corp.	1,740,080	137,013,899
Tobacco–1.50%
Philip Morris International, Inc.	2,091,070	201,641,880
Wireless Telecommunication Services–0.48%
Vodafone Group PLC (United Kingdom)	35,458,488	64,667,922
Total Common Stocks & Other Equity Interests (Cost $5,237,674,960)		8,741,270,757
Principal Amount
U.S. Dollar Denominated Bonds & Notes–20.13%
Aerospace & Defense–0.35%
Boeing Co. (The), 5.81%, 05/01/2050(c)	$16,525,000	21,287,799
General Dynamics Corp., 3.88%, 07/15/2021	17,573,000	17,622,257
Principal Amount		Value
Aerospace & Defense–(continued)
Precision Castparts Corp., 2.50%, 01/15/2023	$4,150,000	$4,280,702
Raytheon Technologies Corp., 4.45%, 11/16/2038	3,239,000	3,816,079
		47,006,837
Agricultural & Farm Machinery–0.11%
Deere & Co., 2.60%, 06/08/2022	14,645,000	14,925,142
Agricultural Products–0.04%
Ingredion, Inc., 6.63%, 04/15/2037	3,940,000	5,403,562
Air Freight & Logistics–0.06%
FedEx Corp., 4.90%, 01/15/2034	4,310,000	5,294,441
United Parcel Service, Inc., 3.40%, 11/15/2046	2,608,000	2,771,997
		8,066,438
Airlines–0.29%
American Airlines Pass-Through Trust, Series 2014-1, Class A, 3.70%, 04/01/2028	2,942,303	2,964,550
Continental Airlines Pass-Through Trust, Series 2012-1, Class A, 4.15%, 04/11/2024	3,485,939	3,683,240
JetBlue Airways Corp., Conv., 0.50%, 04/01/2026(d)	16,208,000	17,739,656
Spirit Airlines, Inc., Conv., 1.00%, 05/15/2026	6,023,000	6,181,405
United Airlines Pass-Through Trust,
Series 2014-2, Class A, 3.75%, 09/03/2026	3,766,402	3,983,888
Series 2018-1, Class AA, 3.50%, 03/01/2030	4,669,977	4,891,929
		39,444,668
Alternative Carriers–0.22%
Liberty Latin America Ltd. (Chile), Conv., 2.00%, 07/15/2024	28,911,000	29,912,700
Application Software–0.27%
Workday, Inc., Conv., 0.25%, 10/01/2022	22,666,000	36,208,935
Asset Management & Custody Banks–0.11%
Apollo Management Holdings L.P., 4.00%, 05/30/2024(d)	4,260,000	4,672,898
Brookfield Asset Management, Inc. (Canada), 4.00%, 01/15/2025	4,515,000	4,944,813
Carlyle Holdings Finance LLC, 3.88%, 02/01/2023(d)	1,033,000	1,087,289
KKR Group Finance Co. III LLC, 5.13%, 06/01/2044(d)	3,217,000	4,043,818
		14,748,818
Automobile Manufacturers–0.28%
General Motors Co., 6.60%, 04/01/2036	4,317,000	5,831,115
General Motors Financial Co., Inc., 5.25%, 03/01/2026	5,467,000	6,343,552
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Automobile Manufacturers–(continued)
Toyota Motor Credit Corp., 2.60%, 01/11/2022	$24,665,000	$25,027,679
		37,202,346
Biotechnology–0.62%
AbbVie, Inc.,
4.50%, 05/14/2035	7,233,000	8,587,423
4.05%, 11/21/2039(c)	13,812,000	15,474,204
4.85%, 06/15/2044	5,815,000	7,148,192
Gilead Sciences, Inc.,
4.40%, 12/01/2021	4,988,000	5,039,438
3.25%, 09/01/2022	20,625,000	21,288,987
Neurocrine Biosciences, Inc., Conv., 2.25%, 05/15/2024	19,256,000	26,127,985
		83,666,229
Brewers–0.26%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
4.70%, 02/01/2036	10,870,000	12,970,941
4.90%, 02/01/2046	6,301,000	7,566,971
Heineken N.V. (Netherlands), 3.50%, 01/29/2028(d)	9,734,000	10,678,250
Molson Coors Beverage Co., 4.20%, 07/15/2046	4,057,000	4,309,524
		35,525,686
Cable & Satellite–1.65%
BofA Finance LLC, Conv., 0.13%, 09/01/2022	22,511,000	26,540,469
Cable One, Inc.,
Conv., 0.00%, 03/15/2026(d)(e)	25,550,000	25,179,525
1.13%, 03/15/2028(d)	12,195,000	12,140,671
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
4.46%, 07/23/2022	10,845,000	11,272,009
3.85%, 04/01/2061	10,845,000	9,976,729
Comcast Corp.,
4.15%, 10/15/2028	9,915,000	11,437,266
6.45%, 03/15/2037	2,465,000	3,523,754
3.90%, 03/01/2038	8,010,000	8,999,210
Cox Communications, Inc., 2.95%, 10/01/2050(d)	2,044,000	1,835,698
DISH Network Corp., Conv., 3.38%, 08/15/2026	77,983,000	80,673,413
Liberty Broadband Corp., Conv., 1.25%, 10/05/2023(d)(f)	25,086,000	25,274,145
NBCUniversal Media LLC, 5.95%, 04/01/2041	3,365,000	4,745,285
		221,598,174
Commodity Chemicals–0.05%
LYB Finance Co. B.V. (Netherlands), 8.10%, 03/15/2027(d)	4,638,000	6,197,795
Communications Equipment–0.56%
Cisco Systems, Inc., 1.85%, 09/20/2021	16,236,000	16,295,857
Principal Amount		Value
Communications Equipment–(continued)
Finisar Corp., Conv., 0.50%, 12/15/2021(f)	$10,562,000	$10,507,570
Viavi Solutions, Inc.,
Conv., 1.75%, 06/01/2023	16,341,000	21,851,629
1.00%, 03/01/2024	19,034,000	26,873,629
		75,528,685
Construction Machinery & Heavy Trucks–0.06%
Caterpillar Financial Services Corp., 1.70%, 08/09/2021	7,982,000	8,004,477
Consumer Finance–0.20%
American Express Co., 3.63%, 12/05/2024	3,423,000	3,759,093
Capital One Financial Corp., 3.20%, 01/30/2023	10,060,000	10,515,170
Discover Bank, 3.35%, 02/06/2023	5,380,000	5,632,912
Synchrony Financial, 3.95%, 12/01/2027	5,795,000	6,407,614
		26,314,789
Data Processing & Outsourced Services–0.04%
Fiserv, Inc., 3.80%, 10/01/2023(c)	5,200,000	5,591,202
Diversified Banks–1.18%
ANZ New Zealand (Int’l) Ltd. (New Zealand), 2.88%, 01/25/2022(d)	3,545,000	3,604,400
Australia & New Zealand Banking Group Ltd. (Australia), 2.30%, 06/01/2021	7,448,000	7,448,000
Bank of America Corp., 3.25%, 10/21/2027	5,705,000	6,207,880
BBVA Bancomer S.A. (Mexico), 4.38%, 04/10/2024(c)(d)	6,875,000	7,522,762
Citigroup, Inc.,
3.67%, 07/24/2028(g)	5,405,000	5,977,063
6.68%, 09/13/2043	8,000,000	12,085,875
5.30%, 05/06/2044	2,765,000	3,592,642
4.75%, 05/18/2046	4,145,000	5,064,699
HSBC Holdings PLC (United Kingdom), 2.63%, 11/07/2025(g)	18,945,000	19,997,968
JPMorgan Chase & Co.,
3.20%, 06/15/2026	4,365,000	4,779,136
3.51%, 01/23/2029(g)	11,170,000	12,248,558
4.26%, 02/22/2048(g)	5,355,000	6,261,563
3.90%, 01/23/2049(g)	11,170,000	12,404,015
Series V, 3.52% (3 mo. USD LIBOR + 3.32%)(c)(h)(i)	6,410,000	6,394,616
Mizuho Financial Group Cayman 3 Ltd. (Japan), 4.60%, 03/27/2024(d)	545,000	596,371
National Australia Bank Ltd. (Australia), 1.88%, 07/12/2021	9,725,000	9,743,904
Societe Generale S.A. (France), 5.00%, 01/17/2024(d)	7,365,000	8,056,003
U.S. Bancorp, Series W, 3.10%, 04/27/2026(c)	3,245,000	3,544,643
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Diversified Banks–(continued)
Wells Fargo & Co.,
3.55%, 09/29/2025	$6,840,000	$7,552,099
4.10%, 06/03/2026	4,515,000	5,087,796
4.65%, 11/04/2044(c)	9,115,000	10,832,496
		159,002,489
Diversified Capital Markets–0.33%
Credit Suisse AG (Switzerland),
6.50%, 08/08/2023(d)	6,536,000	7,239,908
Conv., 0.50%, 06/24/2024(d)	38,065,000	37,353,184
		44,593,092
Diversified Metals & Mining–0.02%
Rio Tinto Finance USA Ltd. (Australia), 7.13%, 07/15/2028	2,175,000	2,934,818
Drug Retail–0.14%
CVS Pass-Through Trust, 6.04%, 12/10/2028	5,901,762	6,977,690
Walgreens Boots Alliance, Inc.,
3.30%, 11/18/2021	6,129,000	6,181,789
4.50%, 11/18/2034	4,519,000	5,205,017
		18,364,496
Electric Utilities–0.71%
Electricite de France S.A. (France), 4.88%, 01/22/2044(d)	9,110,000	11,277,901
Georgia Power Co., Series B, 3.70%, 01/30/2050	3,665,000	3,878,460
NextEra Energy Capital Holdings, Inc.,
0.65%, 03/01/2023	24,780,000	24,932,893
3.55%, 05/01/2027	5,572,000	6,167,094
Oglethorpe Power Corp., 4.55%, 06/01/2044	5,806,000	6,358,474
Ohio Power Co., Series M, 5.38%, 10/01/2021	1,050,000	1,068,020
PPL Electric Utilities Corp., 6.25%, 05/15/2039	355,000	501,541
Southern Co. (The), 2.35%, 07/01/2021	24,298,000	24,298,000
Xcel Energy, Inc.,
0.50%, 10/15/2023	5,750,000	5,768,460
3.50%, 12/01/2049	10,280,000	10,671,749
		94,922,592
Food Retail–0.26%
Nestle Holdings, Inc., 3.10%, 09/24/2021(d)	34,380,000	34,616,472
General Merchandise Stores–0.03%
Dollar General Corp., 3.25%, 04/15/2023	3,650,000	3,816,819
Health Care Equipment–0.37%
Becton, Dickinson and Co., 4.88%, 05/15/2044	3,739,000	4,309,449
DexCom, Inc., Conv., 0.75%, 12/01/2023	6,852,000	15,442,695
Integra LifeSciences Holdings Corp., Conv., 0.50%, 08/15/2025	20,236,000	22,625,872
Principal Amount		Value
Health Care Equipment–(continued)
Medtronic, Inc., 4.38%, 03/15/2035	$2,601,000	$3,180,019
Tandem Diabetes Care, Inc., Conv., 1.50%, 05/01/2025(d)	3,727,000	4,025,160
		49,583,195
Health Care Services–0.13%
Cigna Corp., 4.80%, 08/15/2038	3,240,000	3,932,310
CVS Health Corp., 3.38%, 08/12/2024	3,740,000	4,045,050
Laboratory Corp. of America Holdings,
3.20%, 02/01/2022	6,132,000	6,249,965
4.70%, 02/01/2045	2,694,000	3,158,058
		17,385,383
Health Care Technology–0.29%
Teladoc Health, Inc., Conv., 1.25%, 06/01/2027(d)	36,636,000	38,788,365
Homebuilding–0.02%
M.D.C. Holdings, Inc., 6.00%, 01/15/2043(c)	2,117,000	2,692,464
Hotel & Resort REITs–0.01%
Service Properties Trust, 5.00%, 08/15/2022	1,310,000	1,325,019
Hotels, Resorts & Cruise Lines–0.18%
Booking Holdings, Inc.,
Conv., 0.90%, 09/15/2021	14,990,000	17,448,360
0.75%, 05/01/2025	4,265,000	6,293,007
		23,741,367
Industrial Conglomerates–0.13%
Honeywell International, Inc.,
0.38% (3 mo. USD LIBOR + 0.23%), 08/19/2022(i)	6,744,000	6,748,468
0.48%, 08/19/2022	10,940,000	10,948,643
		17,697,111
Insurance Brokers–0.02%
Willis North America, Inc., 3.60%, 05/15/2024	2,470,000	2,671,332
Integrated Oil & Gas–0.30%
BP Capital Markets America, Inc., 2.94%, 06/04/2051	10,062,000	9,323,259
Cenovus Energy, Inc. (Canada), 3.95%, 04/15/2022	3,630,000	3,703,925
Chevron Corp., 2.50%, 03/03/2022	13,336,000	13,545,616
Chevron USA, Inc., 5.25%, 11/15/2043	7,940,000	10,538,651
Suncor Energy, Inc. (Canada), 3.60%, 12/01/2024	3,379,000	3,675,931
		40,787,382
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Integrated Telecommunication Services–0.43%
AT&T, Inc.,
3.00%, 06/30/2022	$5,334,000	$5,468,047
4.30%, 02/15/2030	3,526,000	4,017,173
4.50%, 05/15/2035(c)	4,755,000	5,458,876
3.50%, 09/15/2053(d)	7,328,000	6,963,348
3.55%, 09/15/2055(d)	4,562,000	4,319,817
3.80%, 12/01/2057(d)	3,619,000	3,570,180
Telefonica Emisiones S.A. (Spain),
4.67%, 03/06/2038	3,505,000	4,048,692
5.21%, 03/08/2047	6,725,000	8,088,095
Verizon Communications, Inc.,
4.40%, 11/01/2034	3,285,000	3,842,376
4.81%, 03/15/2039	5,062,000	6,202,162
3.40%, 03/22/2041	5,788,000	5,893,169
		57,871,935
Interactive Home Entertainment–0.09%
Zynga, Inc., Conv., 0.00%, 12/15/2026(d)(e)	10,805,000	11,696,412
Interactive Media & Services–0.02%
TripAdvisor, Inc., Conv., 0.25%, 04/01/2026(d)	3,197,000	3,096,295
Internet & Direct Marketing Retail–0.87%
Amazon.com, Inc., 2.88%, 05/12/2041(c)	24,106,000	23,983,966
Match Group Financeco 3, Inc., Conv., 2.00%, 01/15/2030(d)	33,949,000	62,529,814
Trip.com Group Ltd. (China), Conv., 1.25%, 09/15/2022	30,912,000	29,622,176
		116,135,956
Internet Services & Infrastructure–0.19%
Shopify, Inc. (Canada), Conv., 0.13%, 11/01/2025	21,000,000	25,331,250
Investment Banking & Brokerage–0.66%
Goldman Sachs Group, Inc. (The),
5.25%, 07/27/2021	5,510,000	5,552,752
4.25%, 10/21/2025	5,807,000	6,532,371
GS Finance Corp., Series 0001, Conv., 0.25%, 07/08/2024	56,790,000	68,414,913
Morgan Stanley, 4.00%, 07/23/2025	6,870,000	7,684,506
		88,184,542
IT Consulting & Other Services–0.11%
International Business Machines Corp., 2.88%, 11/09/2022	14,485,000	15,033,665
Life & Health Insurance–0.41%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	8,671,000	9,871,502
Athene Global Funding,
4.00%, 01/25/2022(d)	12,280,000	12,572,402
2.75%, 06/25/2024(d)	2,890,000	3,051,303
Guardian Life Global Funding, 2.90%, 05/06/2024(d)	7,450,000	7,954,320
Jackson National Life Global Funding,
2.10%, 10/25/2021(d)	5,295,000	5,336,074
3.25%, 01/30/2024(d)	4,885,000	5,218,345
Principal Amount		Value
Life & Health Insurance–(continued)
Nationwide Financial Services, Inc., 5.30%, 11/18/2044(d)	$4,250,000	$5,188,007
Prudential Financial, Inc., 3.91%, 12/07/2047	4,898,000	5,449,325
		54,641,278
Managed Health Care–0.05%
UnitedHealth Group, Inc., 3.50%, 08/15/2039	5,806,000	6,294,757
Movies & Entertainment–0.96%
Liberty Media Corp., Conv., 1.38%, 10/15/2023	61,171,000	77,928,541
Liberty Media Corp.-Liberty Formula One, Conv., 1.00%, 01/30/2023	5,397,000	6,929,074
Live Nation Entertainment, Inc., Conv., 2.50%, 03/15/2023	20,716,000	29,702,601
Walt Disney Co. (The), 3.00%, 09/15/2022	13,867,000	14,368,863
		128,929,079
Multi-line Insurance–0.13%
American International Group, Inc., 4.38%, 01/15/2055	7,405,000	8,512,641
Liberty Mutual Group, Inc., 3.95%, 05/15/2060(d)	9,030,000	9,324,227
		17,836,868
Multi-Utilities–0.10%
NiSource, Inc., 4.38%, 05/15/2047(c)	6,015,000	6,998,176
Sempra Energy, 3.80%, 02/01/2038	5,871,000	6,416,071
		13,414,247
Office REITs–0.06%
Office Properties Income Trust, 4.00%, 07/15/2022	7,200,000	7,431,815
Oil & Gas Exploration & Production–0.07%
Cameron LNG LLC, 3.70%, 01/15/2039(d)	6,519,000	7,034,185
ConocoPhillips, 4.15%, 11/15/2034	2,403,000	2,712,302
		9,746,487
Oil & Gas Storage & Transportation–0.61%
Energy Transfer L.P.,
4.20%, 09/15/2023(c)	1,638,000	1,756,442
4.90%, 03/15/2035	3,640,000	4,078,097
5.30%, 04/01/2044	8,165,000	9,037,178
5.00%, 05/15/2050	7,684,000	8,502,894
Enterprise Products Operating LLC,
6.45%, 09/01/2040	555,000	774,746
4.25%, 02/15/2048	7,354,000	8,098,523
Kinder Morgan, Inc., 5.30%, 12/01/2034	4,203,000	5,060,770
MPLX L.P.,
4.50%, 07/15/2023	18,525,000	19,861,023
4.50%, 04/15/2038	8,564,000	9,509,821
Plains All American Pipeline L.P./PAA Finance Corp., 3.65%, 06/01/2022	4,275,000	4,371,071
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Spectra Energy Partners L.P., 4.50%, 03/15/2045	$5,468,000	$6,165,550
Texas Eastern Transmission L.P., 7.00%, 07/15/2032	3,835,000	5,247,921
		82,464,036
Other Diversified Financial Services–1.08%
Blackstone Holdings Finance Co. LLC, 5.00%, 06/15/2044(d)	3,975,000	5,108,744
Convertible Trust - Energy, Series 2019-1, 0.33%, 09/19/2024	60,352,000	63,792,064
Convertible Trust - Media, Series 2019, Class 1, 0.25%, 12/04/2024	60,368,000	75,393,595
		144,294,403
Packaged Foods & Meats–0.05%
Kraft Heinz Foods Co. (The), 4.63%, 10/01/2039	5,610,000	6,289,041
Mead Johnson Nutrition Co. (United Kingdom), 4.13%, 11/15/2025	648,000	733,027
		7,022,068
Paper Packaging–0.12%
International Paper Co., 6.00%, 11/15/2041	2,855,000	3,905,832
Packaging Corp. of America, 4.50%, 11/01/2023	11,003,000	11,933,634
		15,839,466
Pharmaceuticals–0.79%
Bayer US Finance II LLC (Germany), 4.38%, 12/15/2028(d)	9,800,000	11,154,910
Bayer US Finance LLC (Germany), 3.00%, 10/08/2021(d)	6,079,000	6,135,942
Bristol-Myers Squibb Co., 4.13%, 06/15/2039	6,435,000	7,602,839
Jazz Investments I Ltd., Conv., 2.00%, 06/15/2026(d)	16,496,000	22,166,500
Pacira BioSciences, Inc.,
Conv., 2.38%, 04/01/2022	2,162,000	2,375,498
0.75%, 08/01/2025(d)	9,109,000	9,997,127
Pfizer, Inc.,
3.00%, 09/15/2021	18,780,000	18,943,981
2.20%, 12/15/2021	6,010,000	6,080,990
Supernus Pharmaceuticals, Inc., Conv., 0.63%, 04/01/2023	11,964,000	11,769,585
Utah Acquisition Sub, Inc., 3.15%, 06/15/2021	4,535,000	4,539,619
Zoetis, Inc., 4.70%, 02/01/2043	4,101,000	5,090,248
		105,857,239
Property & Casualty Insurance–0.21%
Allstate Corp. (The), 3.28%, 12/15/2026	3,260,000	3,604,864
Markel Corp.,
5.00%, 03/30/2043	4,185,000	4,922,280
5.00%, 05/20/2049	5,140,000	6,555,594
Principal Amount		Value
Property & Casualty Insurance–(continued)
Travelers Cos., Inc. (The), 4.60%, 08/01/2043	$6,455,000	$8,126,064
W.R. Berkley Corp., 4.63%, 03/15/2022	5,040,000	5,213,046
		28,421,848
Railroads–0.28%
CSX Corp., 5.50%, 04/15/2041	1,660,000	2,179,068
Norfolk Southern Corp., 3.40%, 11/01/2049	4,879,000	5,014,026
Union Pacific Corp.,
3.20%, 06/08/2021	8,790,000	8,794,740
3.20%, 05/20/2041(c)	10,131,000	10,267,102
4.15%, 01/15/2045	4,410,000	4,945,931
3.84%, 03/20/2060	5,560,000	5,965,731
		37,166,598
Real Estate Services–0.20%
Redfin Corp., Conv., 0.00%, 10/15/2025(d)(e)	24,398,000	26,508,427
Regional Banks–0.10%
Citizens Financial Group, Inc., 2.38%, 07/28/2021	4,700,000	4,707,368
PNC Financial Services Group, Inc. (The), 3.45%, 04/23/2029	7,450,000	8,248,630
		12,955,998
Reinsurance–0.08%
PartnerRe Finance B LLC, 3.70%, 07/02/2029	5,795,000	6,371,493
Reinsurance Group of America, Inc., 4.70%, 09/15/2023	3,711,000	4,053,207
		10,424,700
Restaurants–0.06%
Starbucks Corp., 3.55%, 08/15/2029	7,440,000	8,198,724
Retail REITs–0.09%
Regency Centers L.P.,
2.95%, 09/15/2029	7,960,000	8,229,475
4.65%, 03/15/2049	2,970,000	3,416,602
		11,646,077
Semiconductors–1.19%
Broadcom, Inc., 3.47%, 04/15/2034(d)	6,975,000	7,070,517
Cree, Inc.,
Conv., 0.88%, 09/01/2023	14,333,000	24,419,849
1.75%, 05/01/2026	10,633,000	23,498,930
Marvell Technology, Inc., 2.45%, 04/15/2028(d)	12,029,000	12,115,483
Microchip Technology, Inc., Conv., 0.13%, 11/15/2024	38,705,000	44,486,559
Micron Technology, Inc., 4.66%, 02/15/2030	7,270,000	8,386,317
NVIDIA Corp., 2.20%, 09/16/2021(c)	7,515,000	7,547,262
NXP B.V./NXP Funding LLC (China),
3.88%, 09/01/2022(d)	19,562,000	20,352,022
5.35%, 03/01/2026(d)	7,660,000	8,962,171
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Semiconductors–(continued)
Texas Instruments, Inc., 2.63%, 05/15/2024	$2,275,000	$2,414,211
		159,253,321
Soft Drinks–0.10%
PepsiCo, Inc., 3.00%, 08/25/2021	13,543,000	13,632,171
Specialized REITs–0.24%
American Tower Corp., 1.60%, 04/15/2026	8,541,000	8,638,494
Crown Castle International Corp., 4.75%, 05/15/2047	470,000	551,446
EPR Properties, 4.75%, 12/15/2026	17,525,000	18,483,666
LifeStorage L.P., 3.50%, 07/01/2026	4,667,000	5,108,874
		32,782,480
Specialty Chemicals–0.01%
Sherwin-Williams Co. (The), 4.50%, 06/01/2047	1,665,000	1,995,932
Systems Software–0.39%
FireEye, Inc.,
Series B, Conv., 1.63%, 06/01/2022(f)	18,974,000	18,903,084
Series A, Conv., 1.00%, 06/01/2025(f)	17,382,000	17,197,751
Microsoft Corp., 3.50%, 02/12/2035	4,259,000	4,827,314
Oracle Corp., 3.60%, 04/01/2040	10,910,000	11,128,337
		52,056,486
Technology Distributors–0.06%
Avnet, Inc., 4.63%, 04/15/2026(c)	7,645,000	8,643,210
Technology Hardware, Storage & Peripherals–0.33%
Apple, Inc.,
2.15%, 02/09/2022	7,303,000	7,403,423
3.35%, 02/09/2027	3,495,000	3,884,045
Dell International LLC/EMC Corp.,
5.45%, 06/15/2023(d)	7,237,000	7,878,201
8.35%, 07/15/2046(d)	278,000	436,987
Western Digital Corp., Conv., 1.50%, 02/01/2024	22,399,000	24,064,926
		43,667,582
Tobacco–0.31%
Altria Group, Inc., 5.80%, 02/14/2039	12,541,000	15,174,693
Philip Morris International, Inc.,
2.63%, 02/18/2022	7,190,000	7,299,940
3.60%, 11/15/2023	3,940,000	4,266,937
4.88%, 11/15/2043	11,740,000	14,285,667
		41,027,237
Trading Companies & Distributors–0.08%
Air Lease Corp.,
3.00%, 09/15/2023	627,000	656,822
4.25%, 09/15/2024	4,355,000	4,769,290
Principal Amount		Value
Trading Companies & Distributors–(continued)
Aircastle Ltd., 4.40%, 09/25/2023	$5,510,000	$5,908,280
		11,334,392
Trucking–0.13%
Aviation Capital Group LLC,
2.88%, 01/20/2022(d)	6,230,000	6,305,150
4.88%, 10/01/2025(d)	7,745,000	8,519,470
SMBC Aviation Capital Finance DAC (Ireland), 2.65%, 07/15/2021(d)	3,225,000	3,230,153
		18,054,773
Wireless Telecommunication Services–0.18%
America Movil S.A.B. de C.V. (Mexico), 4.38%, 07/16/2042	6,610,000	7,673,858
Rogers Communications, Inc. (Canada),
4.50%, 03/15/2043	6,080,000	6,876,465
4.30%, 02/15/2048	8,020,000	9,011,949
		23,562,272
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,414,930,928)		2,700,722,905
U.S. Treasury Securities–9.64%
U.S. Treasury Bills–0.01%
0.02% - 0.05%, 07/15/2021(j)(k)	637,000	636,962
U.S. Treasury Bonds–0.98%
4.50%, 02/15/2036	5,525,000	7,409,111
2.25%, 05/15/2041	31,702,900	31,955,532
1.88%, 02/15/2051	101,675,700	92,477,227
		131,841,870
U.S. Treasury Notes–8.65%
0.13%, 04/30/2023	247,992,000	247,933,875
0.25%, 05/15/2024	180,298,000	180,044,456
0.75%, 04/30/2026(c)	445,035,800	444,270,895
1.25%, 04/30/2028(c)	116,478,000	116,478,000
1.63%, 05/15/2031	170,755,200	171,128,727
		1,159,855,953
Total U.S. Treasury Securities (Cost $1,288,740,511)		1,292,334,785
Shares
Preferred Stocks–0.57%
Asset Management & Custody Banks–0.21%
AMG Capital Trust II, 5.15%, Conv. Pfd.	483,000	28,279,650
Diversified Banks–0.03%
Wells Fargo & Co., 5.85%, Series Q, Pfd.(g)	142,800	3,869,880
Oil & Gas Storage & Transportation–0.33%
El Paso Energy Capital Trust I, 4.75%, Conv. Pfd.	875,900	44,583,310
Total Preferred Stocks (Cost $63,824,606)		76,732,840
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

	Principal Amount	Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.15%
Federal Home Loan Mortgage Corp. (FHLMC)–0.08%
6.50%, 05/01/2029	$1	$1
6.75%, 03/15/2031	7,000,000	10,216,708
5.50%, 02/01/2037	5	6
		10,216,715
Federal National Mortgage Association (FNMA)–0.07%
6.63%, 11/15/2030	6,315,000	9,070,142
7.00%, 07/01/2032	5,357	5,379
		9,075,521
Government National Mortgage Association (GNMA)–0.00%
8.00%, 06/15/2026 to 01/20/2031	10,384	10,657
7.50%, 12/20/2030	744	901
		11,558
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $17,469,819)		19,303,794

Municipal Obligations–0.05%
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010 A, RB, 6.66%, 04/01/2057 (Cost $4,834,000)	4,834,000	7,218,004
	Shares
Money Market Funds–4.19%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(l)(m)	196,946,920	196,946,920
Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(l)(m)	140,391,304	$140,447,461
Invesco Treasury Portfolio, Institutional Class, 0.01%(l)(m)	225,082,194	225,082,194
Total Money Market Funds (Cost $562,382,319)		562,476,575
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $9,589,857,143)		13,400,059,660
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.11%
Invesco Private Government Fund, 0.01%(l)(m)(n)	167,003,550	167,003,550
Invesco Private Prime Fund, 0.09%(l)(m)(n)	250,405,163	250,505,327
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $417,508,875)		417,508,877
TOTAL INVESTMENTS IN SECURITIES–103.01% (Cost $10,007,366,018)		13,817,568,537
OTHER ASSETS LESS LIABILITIES—(3.01)%		(403,335,478)
NET ASSETS–100.00%		$13,414,233,059
Investment Abbreviations:
Conv.	– Convertible
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
RB	– Revenue Bonds
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2021.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $565,726,804, which represented 4.22% of the Fund’s Net Assets.
(e)	Zero coupon bond issued at a discount.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(h)	Perpetual bond with no specified maturity date.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2021.
(j)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(k)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(l)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$142,147,129	$702,239,131	$(647,439,340)	$-	$-	$196,946,920	$33,434
Invesco Liquid Assets Portfolio, Institutional Class	101,317,516	501,599,379	(462,456,672)	(17,638)	4,876	140,447,461	42,170
Invesco Treasury Portfolio, Institutional Class	162,453,861	802,559,007	(739,930,674)	-	-	225,082,194	16,816
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	380,797,355	(213,793,805)	-	-	167,003,550	791*
Invesco Private Prime Fund	-	532,338,803	(281,833,486)	2	8	250,505,327	10,042*
Total	$405,918,506	$2,919,533,675	$(2,345,453,977)	$(17,636)	$4,884	$979,985,452	$103,253

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(m)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(n)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	150	September-2021	$(18,577,734)	$(21,397)	$(21,397)
U.S. Treasury 10 Year Notes	285	September-2021	(37,602,188)	(60,721)	(60,721)
Total Futures Contracts				$(82,118)	$(82,118)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
06/25/2021	State Street Bank & Trust Co.	CAD	68,641,532	USD	56,941,089	$73,495
06/25/2021	State Street Bank & Trust Co.	CHF	68,937,538	USD	77,040,676	299,680
06/25/2021	State Street Bank & Trust Co.	EUR	73,600,121	USD	90,210,534	168,718
06/25/2021	State Street Bank & Trust Co.	USD	3,157,591	GBP	2,233,457	15,576
Subtotal—Appreciation						557,469
Currency Risk
06/25/2021	State Street Bank & Trust Co.	CAD	1,275,802	USD	1,056,219	(747)
06/25/2021	State Street Bank & Trust Co.	CHF	1,236,998	USD	1,376,747	(274)
06/25/2021	State Street Bank & Trust Co.	EUR	5,294,525	USD	6,463,720	(13,561)
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
06/25/2021	State Street Bank & Trust Co.	GBP	124,059,915	USD	175,343,269	$(913,924)
Subtotal—Depreciation						(928,506)
Total Forward Foreign Currency Contracts						$(371,037)

Abbreviations:
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$8,279,777,911	$461,492,846	$—	$8,741,270,757
U.S. Dollar Denominated Bonds & Notes	—	2,700,722,905	—	2,700,722,905
U.S. Treasury Securities	—	1,292,334,785	—	1,292,334,785
Preferred Stocks	76,732,840	—	—	76,732,840
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	19,303,794	—	19,303,794
Municipal Obligations	—	7,218,004	—	7,218,004
Money Market Funds	562,476,575	417,508,877	—	979,985,452
Total Investments in Securities	8,918,987,326	4,898,581,211	—	13,817,568,537
Other Investments - Assets*
Forward Foreign Currency Contracts	—	557,469	—	557,469
Other Investments - Liabilities*
Futures Contracts	(82,118)	—	—	(82,118)
Forward Foreign Currency Contracts	—	(928,506)	—	(928,506)
	(82,118)	(928,506)	—	(1,010,624)
Total Other Investments	(82,118)	(371,037)	—	(453,155)
Total Investments	$8,918,905,208	$4,898,210,174	$—	$13,817,115,382

*	Unrealized appreciation (depreciation).
Invesco Equity and Income Fund